UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Dr, Ste 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Jennifer Farrell, Ultimus Fund Solutions, LLC.
80 Arkay Drive, Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	10/31

Date of reporting period:	4/30/26

Item 1. Reports to Stockholders.

(a)

Main BuyWrite ETF

(BUYW) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Main BuyWrite ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.mainmgtetfs.com/buyw/. You can also request this information by contacting us at 1-866-383-9778.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Main BuyWrite ETF	$45	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$1,171,077,157
Number of Portfolio Holdings	18
Advisory Fee (net of waivers)	$4,278,616
Portfolio Turnover	1%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Index Option	-8.2%
Equity Option	-5.7%
Money Market Funds	1.1%
Fixed Income	1.2%
Equity	111.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR Portfolio S&P 500 ETF	41.1%
iShares Core S&P 500 ETF	15.4%
State Street Energy Select Sector SPDR ETF	13.1%
Invesco Nasdaq 100 ETF	11.1%
State Street Communication Services Select Sector SPDR ETF	10.9%
State Street Financial Select Sector SPDR ETF	10.5%
State Street Health Care Select Sector SPDR ETF	9.3%
iShares 0-5 Year TIPS Bond ETF	1.2%
State Street Institutional Treasury Money Market Fund, Premier Class	1.1%
iShares Core S&P 500 ETF, 06/18/26 630.0 Call	-0.0%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.mainmgtetfs.com/buyw/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-BUYW

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

Main BuyWrite ETF
(BUYW)

Semi-Annual Financial Statements and
Additional Information
April 30, 2026

1-866-383-9778
www.mainmgtetfs.com

MAIN BUYWRITE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 112.6%
	EQUITY - 111.4%
473,600	Invesco Nasdaq 100 ETF(a)	$130,192,640
250,100	iShares Core S&P 500 ETF(a)	180,589,707
1,098,100	State Street Communication Services Select Sector SPDR ETF(a)	127,939,631
2,570,600	State Street Energy Select Sector SPDR ETF(a)	153,336,290
2,351,200	State Street Financial Select Sector SPDR ETF(a)	122,568,056
741,100	State Street Health Care Select Sector SPDR ETF(a)	108,193,189
5,693,480	State Street SPDR Portfolio S&P 500 ETF	481,440,669
		1,304,260,182
	FIXED INCOME - 1.2%
132,701	iShares 0-5 Year TIPS Bond ETF	13,820,809

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,206,187,994)	1,318,080,991

	SHORT-TERM INVESTMENTS — 1.1%
	MONEY MARKET FUNDS - 1.1%
12,803,896	State Street Institutional Treasury Money Market Fund, Premier Class, 3.59% (Cost $12,803,896)(b)	12,803,896

	TOTAL INVESTMENTS - 113.7% (Cost $1,218,991,890)	$1,330,884,887
	CALL OPTIONS WRITTEN - (13.9)% (Premiums received - $139,371,545)	(163,134,425)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	3,326,695
	NET ASSETS - 100.0%	$1,171,077,157

Contracts(c)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (5.7)%
	CALL OPTIONS WRITTEN- (5.7)%
4,736	Invesco Nasdaq 100 ETF	06/18/2026	$240	$113,664,000	$17,594,240
40	iShares Core S&P 500 ETF	06/18/2026	630	2,520,000	388,600
10,981	State Street Communication Services Select Sector SPDR ETF	06/18/2026	110	120,791,000	9,004,420
24,806	State Street Energy Select Sector SPDR ETF	12/31/2026	48	119,068,800	32,557,875
900	State Street Energy Select Sector SPDR ETF	12/31/2026	52	4,680,000	893,250
23,512	State Street Financial Select Sector SPDR ETF	06/18/2026	51	119,911,200	5,313,712
7,411	State Street Health Care Select Sector SPDR ETF	06/18/2026	150	111,165,000	1,500,728
	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $64,914,275)				67,252,825

See accompanying notes to financial statements.

MAIN BUYWRITE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Contracts(c)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (8.2)%
	CALL OPTIONS WRITTEN- (8.2)%
287	S&P 500 Index	06/18/2026	$6,300	$180,810,000	$27,510,385
627	S&P 500 Index	12/18/2026	6,400	401,280,000	68,371,215
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $74,457,270)				95,881,600

	TOTAL OPTIONS WRITTEN (Premiums received - $139,371,545)				$163,134,425

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is held as collateral for written options. As of April 30, 2026, the fair value of the securities held as collateral was $645,118,086.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2026.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

MAIN BUYWRITE ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2026

ASSETS
Investment securities:
At cost	$1,218,991,890
At value	$1,330,884,887
Cash and cash equivalents	8
Receivable for fund shares sold	2,154,470
Receivable for securities sold	1,519,759
Dividends and interest receivable	482,022
Prepaid expenses and other assets	96,293
TOTAL ASSETS	1,335,137,439

LIABILITIES
Due to broker	3
Options written at fair value (Premiums Received $139,371,545)	163,134,425
Investment advisory fees payable	800,138
Payable to related parties	77,458
Other accrued expenses and other liabilities	48,258
TOTAL LIABILITIES	164,060,282
NET ASSETS	$1,171,077,157

NET ASSETS CONSIST OF:
Paid in capital	$1,237,283,603
Accumulated deficit	(66,206,446)
NET ASSETS	$1,171,077,157

NET ASSET VALUE PER SHARE:
Net Assets	$1,171,077,157
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	81,533,563
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$14.36

See accompanying notes to financial statements.

MAIN BUYWRITE ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2026

INVESTMENT INCOME
Dividends	$8,200,262
Interest	376,296
TOTAL INVESTMENT INCOME	8,576,558

EXPENSES
Investment advisory fees	4,687,862
Administrative services fees	213,365
Custodian fees	39,561
Printing and postage expenses	32,507
Professional fees	20,913
Compliance Officer fees	14,767
Transfer agent fees	11,958
Trustees fees and expenses	7,384
Insurance expense	4,354
Interest expense	200
Other expenses	12,945
TOTAL EXPENSES	5,045,816

Less: Fees waived by the Adviser	(90,358)
Less: Fees waived by the Adviser for Acquired Fund Fee Expenses	(318,888)

NET EXPENSES	4,636,570

NET INVESTMENT INCOME	3,939,988

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, IN-KIND REDEMPTIONS AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments	329,161
In-kind redemptions	93,256,724
Options written	(74,874,659)
18,711,226
Net change in unrealized appreciation (depreciation) on:
Investments	(18,483,401)
Options written	42,484,078
24,000,677

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, IN-KIND REDEMPTIONS AND OPTIONS WRITTEN	42,711,903

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$46,651,891

See accompanying notes to financial statements.

MAIN BUYWRITE ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2026	Year Ended
	(Unaudited)	October 31, 2025
FROM OPERATIONS:
Net investment income	$3,939,988	$3,742,964
Net realized gain from investments, in-kind redemptions and options written	18,711,226	86,835,375
Net change in unrealized appreciation (depreciation) of investments and options written	24,000,677	(30,659,719)
Net increase in net assets resulting from operations	46,651,891	59,918,620

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions paid	(31,816,082)	(41,946,878)
Decrease in net assets resulting from distributions to shareholders	(31,816,082)	(41,946,878)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	951,565,562	1,021,514,104
Payments for shares redeemed	(694,543,681)	(691,637,543)
Net increase in net assets resulting from shares of beneficial interest	257,021,881	329,876,561

TOTAL INCREASE IN NET ASSETS	271,857,690	347,848,303

NET ASSETS
Beginning of Period	899,219,467	551,371,164
End of Period	$1,171,077,157	$899,219,467

SHARE ACTIVITY
Shares Sold	66,680,000	72,730,000
Shares Redeemed	(48,610,000)	(49,110,000)
Net increase in shares of beneficial interest outstanding	18,070,000	23,620,000

See accompanying notes to financial statements.

MAIN BUYWRITE ETF
STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended April 30, 2026

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$46,651,891
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net change in unrealized depreciation	(24,000,677)
Purchase of investments	(1,053,283,555)
Proceeds from sale of investments	157,016,820
Net realized loss on investments	(18,711,226)
Net purchases of short-term investments	3,630,173
Changes in assets and liabilities:
(Increase)/Decrease Assets:
Due From Broker	340,155
Dividend and interest receivable	(388,771)
Prepaid expenses and other assets	(90,388)
Receivable for securities sold	(1,519,759)
Receivable for fund shares sold	(595,873)
Increase/(Decrease) Liabilities:
Accrued expenses and other liabilities	28,555
Investment advisory fees payable	196,724
Related parties fees payable	57,417
Securities purchased payable	(2,743,360)
Net Cash Used In Operating Activities	(893,411,874)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Shares Issued	951,565,562
Payment on Shares Redeemed	(27,372,325)
Distributions	(31,816,082)
Net Cash Provided by Financing Activities	892,377,155

NET DECREASE IN CASH	(1,034,719)
CASH BEGINNING OF PERIOD	1,034,727
CASH END OF PERIOD	$8

SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITY:
Non-Cash Financing Actvities not included above consist of:
Payment on Shares Redeemed	$(667,171,356)
Interest Expense	200
Total Non-Cash Activity	$(667,171,156)

See accompanying notes to financial statements.

MAIN BUYWRITE ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	For the
	Six Months Ended		For the		For the	For the		For the	For the		For the
	April 30, 2026		Year Ended		Year Ended	Year Ended		Year Ended	Period* Ended		Year Ended
	(Unaudited)		October 31, 2025		October 31, 2024	October 31, 2023		October 31, 2022	October 31, 2021		November 30, 2020
Net asset value, beginning of year/period	$14.17		$13.84		$13.22	$12.25		$12.49	$11.26		$11.15
Income from investment operations:
Net investment income (1,8)	0.05		0.08		0.08	0.06		0.02	0.00	(2)	0.10
Net realized and unrealized gain (loss) on investments and options written	0.57		1.09		1.36	1.64		(0.25)	1.26		0.10	(3)
Total from investment operations	0.62		1.17		1.44	1.70		(0.23)	1.26		0.20
Less distributions from:
Net investment income	(0.43)		(0.84)		(0.82)	(0.66)		(0.01)	(0.03)		(0.09)
Return of capital	—		—		—	(0.07)		—	—		(0.00	) (2)
Total distributions	(0.43)		(0.84)		(0.82)	(0.73)		(0.01)	(0.03)		(0.09)
Paid-in-Capital From Redemption Fees	—		—		—	—		—	—		0.00	(2)
Net asset value, end of year/period	$14.36		$14.17		$13.84	$13.22		$12.25	$12.49		$11.26
Market price, end of year/period	$14.39		$14.16		$13.87	$13.24		$12.26
Total return (4)	4.43	% (5)	8.72%		11.18%	14.04%		(1.87)%	11.21	% (5)	1.84%
Net assets, at end of year/period (000s)	$1,171,077		$899,219		$551,371	$319,603		$151,462	$126,197		$57,183
Ratio of gross expenses to average net assets before waiver/recapture (6,8)	0.97%		1.01%		1.07%	1.13%		1.35%	1.38	% (7)	1.48%
Ratio of net expenses to average net assets after waiver/recapture (8)	0.89	% (7,11)	0.94	% (10,11)	1.04%	1.13	% (10)	1.20%	1.20	% (7)	1.20%
Ratio of net investment income to average net assets (9)	0.76	% (7,11)	0.54	% (10,11)	0.59%	0.44	% (10)	0.16%	0.02	% (7)	1.01%
Portfolio Turnover Rate	1	% (5)	0%		31%	4%		63%	48	% (5)	95%

*	Represents the period December 1, 2020 to October 31, 2021.

(1)	Per share amounts calculated using the average shares method.

(2)	Amount represents less than $0.005 per share.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor/administrator.

(7)	Annualized.

(8)	Does not include the expenses of other investment companies in which the Fund invests.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Ratios include 0.00% and 0.01% of waived administrator fees during the year ended October 31, 2025 and October 31, 2023, respectively.

(11)	Includes fees waived by the advisor for acquired fund fee expenses. During the period the advisor waived fees for aquired fund fee expenses as follows:

0.06% (7)	0.02%	N/A	N/A	N/A	N/A	N/A

See accompanying notes to financial statements.

MAIN BUYWRITE ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2026

1.	ORGANIZATION

The Main BuyWrite ETF (the “Fund”) is a diversified series of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective seeks to provide total return from current income and gains from long-term capital appreciation. Effective as of the close of business on September 9, 2022, the Fund converted from a mutual fund to an exchange-traded fund (“ETF”), pursuant to an Agreement and Plan of Reorganization. The reorganization was accomplished by a tax-free exchange of shares (with an exception for fractional mutual fund shares). The costs of the reorganization were borne by the adviser. The reorganization did not result in a material change to the investment portfolio. The predecessor fund offered Class I shares and commenced operations on December 29, 2015. The Fund is a “fund of funds” in that the Fund will generally invest in other investment companies.

2.       SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Equity options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, having 60 days or less remaining until maturity at time of purchase, may be valued at amortized cost which approximates value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees of the Trust (the “Board”) based on methods which include the consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

MAIN BUYWRITE ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds are valued at their respective net asset value per share (“NAV”) as reported by such investment companies. ETFs are valued at the last reported sales price or official closing price. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share which is different than the NAV. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”) . The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

MAIN BUYWRITE ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2026 for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$1,318,080,991	$—	$—	$1,318,080,991
Money Market Funds	12,803,896	—	—	12,803,896
Total	$1,330,884,887	$—	$—	$1,330,884,887
Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$—	$163,134,425	$—	$163,134,425
Total	$—	$163,134,425	$—	$163,134,425

The Fund did not hold any Level 3 securities during the period.

Exchange Traded Funds - The Fund may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Option Transactions – When the Fund writes a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be

MAIN BUYWRITE ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. A call option on a security is a contract that gives the holder of the option, in return for a premium, the right, but not the obligation, to buy from the writer of the option the security underlying the option at a specified exercise or “strike” price by or before the contract’s expiration. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Securities held as collateral for options is reported on the Schedule of Investments.

“BuyWrite” is an investment strategy of writing (selling) call options on a security owned by the Fund to generate additional returns from the option premium. The Fund also seeks returns by writing (selling) secured put options. A “put option” is an option contract that gives the owner the right to sell the underlying security at a specified price (the strike price) until its expiration at a fixed date in the future. The Fund seeks to achieve risk-adjusted returns through targeted allocations by analyzing interest and currency rates, inflation trends, economic growth forecasts and other global and capital market fundamentals. The Fund’s option strategy may also have the benefit of reducing the volatility of the Fund’s portfolio in comparison to that of broad equity market indexes.

Written call and put options may limit the Fund’s participation in equity market gains and may magnify the losses if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund will incur a loss as a result of a written option (also known as a short position) if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. Investing in call options involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or NAV per share of the Fund.

Federal Income Tax – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management

MAIN BUYWRITE ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2022, to October 31, 2025, or expected to be taken in the Fund’s October 31, 2026 year-end tax returns. The Fund identified its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash and cash equivalents – Cash and cash equivalents are held with a financial institution and include demand deposits and short-term, liquid investments with an original maturity of three months or less. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

3.	PRINCIPAL INVESTMENT RISKS

Derivatives Risk - The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events; changes in interest rates, inflation and deflation; and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including:

Leverage and Volatility Risk: Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including options, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Options Risk: There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund may experience lower returns if the value of the reference index or security rises above the strike price.

MAIN BUYWRITE ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

Index Call Option Risk: Because the exercise of index options is settled in cash, sellers of index call options, such as the Fund, cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. The Fund bears a risk that the value of the securities held by the Fund will vary from the value of the index and relative to the written index call option positions. Accordingly, the Fund may incur losses on the index call options that it has sold that exceed gains on other securities in its portfolio. The value of index options written by the Fund, which will be priced daily, will be affected by changes in the value of and dividend rates of the underlying common stocks in the index, changes in the actual or perceived volatility of the stock market and the remaining time to the options’ expiration. The value of the index options also may be adversely affected if the market for the index options becomes less liquid or smaller.

As a writer of an index call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the index underlying the call option above the sum of the premium and the strike price of the option, but will retain the risk of loss should the market value of the index underlying the call option decline. The purchaser of the index call option has the right to any appreciation in the value of the underlying index over the exercise price upon the exercise of the call option or the expiration date.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Securities Lending Risk – The Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund (see additional information at Note 11).

4.	INVESTMENT TRANSACTIONS

For the six months ended April 30, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $856,459,500 and $11,184,339, respectively.

For the six months ended April 30, 2026, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $0 and $667,171,356, respectively.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Main Management Fund Advisors, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Fund, manages the Fund’s portfolio, and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% of the Fund’s average daily net assets. For the six months ended April 30, 2026, the Fund incurred $4,687,862 in advisory fees.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least February 28, 2027, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) fees and expenses associated with investments in other collective investment vehicles not registered under the 1940 Act or derivative instruments (including for example option and swap fees and expenses); (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as

MAIN BUYWRITE ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 0.95% of the Fund’s average daily net assets; subject to possible recoupment from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limitations in place at the time of waiver and the expense limitation in place at the time of recapture. Further, the Adviser agreed to pay that portion of the Fund’s acquired fund fees and expenses necessary to limit the Fund’s current operating expenses plus acquired fund fees and expenses to no more than 0.99% of the Fund’s average daily net assets. The expense limit arrangement may not be terminated during this time period without prior approval of the Board on 60 days’ written notice to the Adviser. Effective February 28, 2025, the Fund’s expense limitation was lowered from 0.98%to 0.95% of the Fund’s average daily net assets. During the six months ended April 30, 2026, the total amount of advisory fees waived was $90,358. As of April 30, 2026, the total amount of advisory fees waived subject to recapture were as follows:

October 31, 2027	October 31, 2028	Total
$139,077	$312,862	$451,939

During the six months ended April 30, 2026, the Advisor waived $318,888 in acquired fund fees and expenses. These fees are not subject to recapture.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan as amended (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services related to Fund shares. Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of the Fund’s shares for such distribution and shareholder service activities. As of April 30, 2026, the Plan has not been activated.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of Ultimus Fund Solutions, LLC.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund as shown in the Statements of Operations. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund, which are included in the compliance officer fees in the Statements of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services, as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund which are included in the printing and postage expense in the Statements of Operations.

MAIN BUYWRITE ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

6.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative transactions on the Fund’s Statement of Assets and Liabilities as of April 30, 2026.

Contract Type/Primary Risk Exposure	Statement of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Options Written at fair value	$163,134,425

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the six months ended April 30, 2026.

		Net Change in Unrealized
	Realized Loss	Appreciation
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity Contract/Equity Price Risk	$(74,874,659)	$42,484,078

The average notional value of derivative instruments outstanding during the six months ended April 30, 2026, was $1,141,669,000.

As of April 30, 2026, portfolio securities valued at $645,118,086 were held in escrow as coverage for call options written by the Fund.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

At April 30, 2026, the aggregate cost of investments and written options for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, were as follows:

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation
Cost	Appreciation	(Depreciation)	(Depreciation)
$1,079,894,297	$128,165,057	$(40,308,892)	$87,856,165

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the periods ended October 31, 2025 and October 31, 2024 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2025	October 31, 2024
Ordinary Income	$41,946,878	$26,556,462
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$41,946,878	$26,556,462

As of October 31, 2025, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$—	$—	$—	$(139,281,039)	$(15,514,632)	$73,753,416	$(81,042,255)

MAIN BUYWRITE ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

The difference between book basis and tax basis accumulated net realized gain/(loss), and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and mark-to-market on open 1256 option contracts. In addition, the amount listed under other book/tax differences for the Fund is primarily attributable to the tax deferral of losses on straddles.

At October 31, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$133,342,283	$5,938,756	$139,281,039	$—

Permanent book and tax differences, primarily attributable to distributions in excess and tax adjustments for realized gains (losses) on in-kind redemptions, resulted in reclassifications for the Fund for the fiscal year ended October 31, 2025 as follows:

Paid
In	Accumulated
Capital	Deficit
$127,682,686	$(127,682,686)

9.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An authorized participant (“Authorized Participant”) is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund’s shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$200	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

MAIN BUYWRITE ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

10. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a significant portion of its assets in the State Street SPDR Portfolio S&P 500 ETF. The Fund may redeem its investment from State Street SPDR Portfolio S&P 500 ETF at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the State Street SPDR Portfolio S&P 500 ETF. The financial statements of the State Street SPDR Portfolio S&P 500 ETF, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of April 30, 2026, the percentage of the Fund’s net assets invested in the State Street SPDR Portfolio S&P 500 ETF was 41.1%.

11. SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with State Street Bank and Trust Company, the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. The Securities Lending Agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the value of any loaned securities at the time of the loan. The Fund receives compensation in the form of fees. The amount of fees depends on a number of factors, including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the Securities Lending Agreement to recall the securities from the borrower on demand. The cash collateral is held by the custodian in accordance with the custody agreement. The Fund could experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent. As of April 30, 2026, the Fund did not have any securities on loan.

12. ACCOUNTING PRONOUNCEMENT

The Fund has adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09 are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

13. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

MAIN BUYWRITE ETF
ADDITIONAL INFORMATION (Unaudited)
April 30, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Proxy Voting Policy

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, as well as description of the policies and procedures that the Fund uses to determine how to vote is available without charge, upon request, by (i) calling 1-866-383-9778; (ii) visiting the Fund’s website at www.mainmgtetfs.com/buyw/; or (iii) referring to the Securities and Exchange Commission’s website at https://www.sec.gov

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By /s/ Wendy Wang
Wendy Wang
Principal Executive Officer
Date: 7/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Wendy Wang
Wendy Wang
Principal Executive Officer
Date: 7/2/2026

By /s/ Sam Singh
Sam Singh
Principal Financial Officer
Date: 7/2/2026